Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Classification of Assets and Liabilities Measured at Fair Value on Recurring Basis

The Company has classified assets and liabilities measured at fair value on a recurring basis as follows:

	Fair value measurements at reporting date using
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
At December 31, 2022:
Assets:
Cash equivalents
Money market mutual funds (See Note 6)	$2,241	$—	$—
Total cash equivalents	$2,241	$—	$—
At December 31, 2021:
Assets:
Cash equivalents (See Note 6)
Money market mutual funds	$10,110	$—	$—
Total cash equivalents	$10,110	$—	$—
Liabilities:
Warrants (See Note 12(c))	$—	$—	$7
	$—	$—	$7